UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31,
Date of reporting period: August 31, 2007

ITEM 1. REPORT TO STOCKHOLDERS.
The Annual Report to Stockholders is filed herewith.

SM

Citi   Cash Reserves

ANNUAL REPORT

AUGUST 31, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	CitiSM Cash Reserves

Annual Report • August 31, 2007

What’s Inside
	Letter from the Chairman	I

	Fund Overview	1

	Portfolio at a Glance – Liquid Reserves Portfolio	3

	Fund Expenses	4

	Fund Performance	6

	Historical Performance	6

	CitiSM Cash Reserves

	Statement of Assets and Liabilities	7

	Statement of Operations	8

Fund Objective	Statements of Changes in Net Assets	9
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preser- vation of capital.
	Financial Highlights	10

	Notes to Financial Statements	11

	Report of Independent Registered Public Accounting Firm	18

	Additional Information	19

	Important Tax Information	24

	Liquid Reserves Portfolio

	Schedule of Investments	25

	Statement of Assets and Liabilities	32

	Statement of Operations	33

	Statements of Changes in Net Assets	34

	Financial Highlights	35

	Notes to Financial Statements	36

	Report of Independent Registered Public Accounting Firm	42

	Additional Information	43

“Citi” is a service mark of Citigroup, licensed for use by Legg Mason as the name of funds. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup. Investments in the Fund referenced herein are not bank deposits or obligations of Citibank.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy produced mixed results during the 12-month reporting period ended August 31, 2007. After a 1.1% advance in the third quarter of 2006, U.S. gross domestic product (“GDP”)i expanded 2.1% in the fourth quarter. In the first quarter of 2007, GDP growth was a mere 0.6%, according to the U.S. Commerce Department. This was the lowest growth rate since the fourth quarter of 2002. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8%. Given the modest increase earlier in the year, this higher growth rate was not unexpected.

          Abrupt tightening in the credit markets and economic strains late in the fiscal year prompted action by the Federal Reserve Board (“Fed”)ii. The Fed initially responded by lowering the discount rate — the rate the Fed uses for loans it makes directly to banks — from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, 2007, after the close of the reporting period, the Fed reduced the federal funds rateiii from 5.25% to 4.75% and the discount rate to 5.25%. This marked the first reduction in the federal funds rate since June 2003. In its statement accompanying the September 2007 meeting, the Fed stated: “Economic growth was moderate during the first half of the year, but the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth more generally. Today’s action is intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in financial markets and to promote moderate growth over time.”

          During the 12-month reporting period, both short- and long-term Treasury yields experienced periods of significant volatility. Yields fluctuated early in the period, given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. Then, after falling during the first three months of 2007, yields moved steadily higher during

CitiSM Cash Reserves	I

much of the second quarter of the year. This was due, in part, to inflationary fears, a solid job market and expectations that the Fed would not be cutting short-term rates in the foreseeable future. During the remainder of the reporting period, the U.S. fixed income markets were extremely volatile, which negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions who found it much more costly to attract funding. Certain sectors of the U.S. money markets, such as asset-backed commercial paper, came under increased scrutiny because the underlying assets for many programs are mortgage-backed securities. This turmoil triggered a significant “flight to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Overall, during the 12 months ended August 31, 2007, two-year Treasury yields moved from 4.79% to 4.15%. Over the same period, 10-year Treasury yields fell from 4.74% to 4.54%.

During the fiscal year, the yields available from money market instruments fluctuated given the changing short-term interest rate environment.

          The current market challenges have not affected the Fund’s $1.00 share price. Additionally, we believe that the current situation should not affect the Fund’s $1.00 share price, going forward. Over time, we also believe that the Fund’s returns should remain competitive.

Please read on for a more detailed look at prevailing economic and market conditions during the Fund’s fiscal year and to learn how those conditions have affected Fund performance.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder

II	CitiSM Cash Reserves

exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

September 28, 2007

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

CitiSM Cash Reserves	III

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Fund Overview

Q.	What were the overall market conditions during the Fund’s reporting period?

A. Over the preceding twelve months, we have seen some significant changes in the market. At the beginning of the period, the economy was experiencing robust growth, and the market was focused on inflation and was debating whether or not the Federal Reserve Board (“Fed”)i would need to raise short-term interest rates. By the end of the period, the economy seemed to be faltering, and market participants were focusing on the prospects for future growth in light of the weakened housing market. Throughout the period, investor expectations seemed to swing from one extreme to the other. As the fiscal year ended, concerns were clearly focused on the risks associated with slower growth and expectations for an imminent lowering of short-term rates by the Fed. In mid-September 2007, after the fiscal year ended, the Fed reduced the federal funds rateii from 5.25% to 4.75%.

          These market conditions and concerns arose from the subprime mortgage market. While representing only a small fraction of the fixed-income markets, the disruptions in this sector (higher than expected default experience) reverberated throughout all sectors of the fixed-income markets.

Performance Review

As of August 31, 2007, the seven-day current yield for Class N shares of CitiSM Cash Reserves was 4.70% and its seven-day effective yield, which reflects compounding, was 4.81%.1

          Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield would have been 4.64% and the seven-day effective yield would have been 4.75%.

          The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio.

CitiSM Cash Reserves Yields as of August 31, 2007 (unaudited)

Seven-day current yield[1]	4.70%

Seven-day effective yield[1]	4.81%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield would have been 4.64% and the seven-day effective yield would have been 4.75%.

1

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

CitiSM Cash Reserves 2007 Annual Report	1

          An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q.	What were the most significant factors affecting Fund performance?

What were the leading contributors to performance?

A. Over the reporting period, the federal funds rate remained at 5.25% and money market interest rates traded in a narrow range. Inflation concerns persisted and, while economic growth was positive, it remained generally below trend. At various times throughout the year, we employed more tactical trading strategies, shifting our asset allocation towards U.S. government agency securities as spreads narrowed versus more traditional money market securities.

What were the leading detractors from performance?

A. There were no significant detractors to performance over the reporting period.

Q.	Were there any significant changes to the Fund during the reporting period?

A. In the latter part of the period, we reduced our exposure to commercial paper and increased our bank obligation holdings. As in the past, we maintained a diverse, high quality and liquid portfolio of various money market securities.

          Thank you for your investment in CitiSM Cash Reserves. As always, we appreciate that you have chosen us to manage your assets, and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company

September 18, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although he Fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

[i]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

2	CitiSM Cash Reserves 2007 Annual Report

Portfolio at a Glance (unaudited)

Liquid Reserves Portfolio

Investment Breakdown

CitiSM Cash Reserves 2007 Annual Report	3

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or Service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          This example is based on an investment of $1,000 invested on March 1, 2007 and held for the six months ended August 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio(3)	the Period(4)

CitiSM Cash Reserves — Class N	2.38%	$1,000.00	$1,023.80	0.69%	$3.52

(1)	For the six months ended August 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class N’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4	CitiSM Cash Reserves 2007 Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)

CitiSM Cash Reserves — Class N	5.00%	$1,000.00	$1,021.73	0.69%	$3.52

(1)	For the six months ended August 31, 2007.

(2)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class N’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

CitiSM Cash Reserves 2007 Annual Report	5

Fund Performance (unaudited)

Total Returns

All Periods Ended August 31, 2007	One Year	Five Years*	Ten Years*

CitiSM Cash Reserves — Class N	4.77%	2.36%	3.38%

iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average	4.65%	2.30%	3.34%

* Average Annual Total Return

7-Day Yields(1)

Annualized Current	4.70%

Effective	4.81

(1)

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of all distributions, including returns of capital, if any. Returns and yields may reflect certain fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the Fund’s returns and yields would have been lower.

Historical Performance (unaudited)

Comparison of 7-Day Yields for CitiSM Cash Reserves — Class N vs. iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average

As illustrated, CitiSM Cash Reserves Class N generally provided an annualized seven-day yield higher than the iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report™, for the one-year period.

6	CitiSM Cash Reserves 2007 Annual Report

Statement of Assets and Liabilities (August 31, 2007)

ASSETS:
Investment in Liquid Reserves Portfolio, at value	$1,288,059,027
Receivable for Fund shares sold	1,742
Prepaid expenses	63,971

Total Assets	1,288,124,740

LIABILITIES:
Distributions payable	4,283,496
Investment management fee payable	370,049
Payable for Fund shares repurchased	325,407
Distribution fees payable	277,954
Litigation fees payable	36,739
Trustees’ fees payable	6,938
Accrued expenses	184,546

Total Liabilities	5,485,129

Total Net Assets	$1,282,639,611

NET ASSETS:
Par value (Note 3)	$12,829
Paid-in capital in excess of par value	1,282,931,243
Undistributed net investment income	1,319
Accumulated net realized loss on investments	(305,780)

Total Net Assets	$1,282,639,611

Shares Outstanding	1,282,944,072

Net Asset Value	$1.00

See Notes to Financial Statements.

CitiSM Cash Reserves 2007 Annual Report	7

Statement of Operations (For the year ended August 31, 2007)

INVESTMENT INCOME:
Income from Liquid Reserves Portfolio	$76,401,081
Allocated net expenses from Liquid Reserves Portfolio	(1,266,195)

Total Investment Income	75,134,886

EXPENSES:
Investment management fee (Note 2)	4,853,529
Distribution fees (Note 2)	3,560,517
Litigation fees (Note 6)	328,450
Shareholder reports	187,876
Transfer agent fees	125,857
Registration fees	125,218
Restructuring fees (Note 7)	124,723
Trustees’ fees (Notes 2 and 7)	83,830
Legal fees	33,211
Audit and tax	20,167
Insurance	2,937
Miscellaneous expenses	7,878

Total Expenses	9,454,193
Less: Fee waivers and/or expense reimbursements (Notes 2, 6 and 7)	(787,249)

Net Expenses	8,666,944

Net Investment Income	66,467,942

Net Realized Gain on Investments From Liquid Reserves Portfolio	77,033

Increase in Net Assets From Operations	$66,544,975

See Notes to Financial Statements.

8	CitiSM Cash Reserves 2007 Annual Report

Statements of Changes in Net Assets (For the years ended August 31,)

	2007	2006

OPERATIONS:
Net investment income	$66,467,942	$58,637,974
Net realized gain (loss)	77,033	(382,813)

Increase in Net Assets From Operations	66,544,975	58,255,161

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(66,467,942)	(58,636,655)

Decrease in Net Assets From Distributions to Shareholders	(66,467,942)	(58,636,655)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	1,743,542,593	2,215,844,045
Reinvestment of distributions	13,388,277	12,840,115
Cost of shares repurchased	(1,880,433,170)	(2,454,526,542)

Decrease in Net Assets From Fund Share Transactions	(123,502,300)	(225,842,382)

Decrease in Net Assets	(123,425,267)	(226,223,876)
NET ASSETS:
Beginning of year	1,406,064,878	1,632,288,754

End of year*	$1,282,639,611	$1,406,064,878

* Includes undistributed net investment income of:	$1,319	$1,319

See Notes to Financial Statements.

CitiSM Cash Reserves 2007 Annual Report	9

Financial Highlights
   For a share of beneficial interest outstanding throughout each year ended August 31:

Class N	2007		2006		2005		2004		2003

Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000		$1.000

Income From Operations:
Net investment income	0.047		0.038		0.019		0.005		0.008
Net realized gain (loss)	0.000	(1)	(0.000	)(1)	0.000	(1)	0.000	(1)	—

Total Income From Operations	0.047		0.038		0.019		0.005		0.008

Less Distributions From:
Net investment income	(0.047)		(0.038)		(0.019)		(0.005)		(0.008)
Net realized gains	—		—		(0.000	)(1)	(0.000	)(1)	—

Total Distributions	(0.047)		(0.038)		(0.019)		(0.005)		(0.008)

Net Asset Value, End of Year	$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(2)	4.77%		3.90%		1.94%		0.49%		0.79%

Net Assets, End of Year (millions)	$1,283		$1,406		$1,632		$1,758		$1,999

Ratios to Average Net Assets:
Gross expenses(3)	0.76	%(4)(5)	0.82	%(5)	0.86%		0.85%		0.85%
Net expenses(3)(6)(7)	0.70	(4)	0.69		0.70		0.70		0.70
Net investment income	4.67		3.82		1.91		0.48		0.80

(1)	Amount represents less than $0.0005 per share.

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

(4)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.75% and 0.69%, respectively.

(5)	The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.74% and 0.78%, for the years ended August 31, 2007 and 2006, respectively.

(6)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class N shares will not exceed 0.70%.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

10	CitiSM Cash Reserves 2007 Annual Report

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

CitiSM Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified series of CitiFunds Trust III, a Massachusetts business trust, registered under the 1940 Act. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a management investment company that has the same objective as the Fund.

          The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

          The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (2.5% at August 31, 2007) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

          (b) Investment Income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

          (c) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

          (d) Method of Allocation. All the net investment income and realized gains and losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

          (e) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared as of 4:00 p.m. Eastern Time, each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

          (f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

CitiSM Cash Reserves 2007 Annual Report	11

Notes to Financial Statements (continued)

          (g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the Fund had no reclassifications.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under the investment management agreements, the Fund and the Portfolio pay investment management fees, calculated daily and paid monthly, at an annual rate of the Fund’s and the Portfolio’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Portfolio	Fund	Total

First $1 billion	0.100%	0.350%	0.450%
Next $1 billion	0.100	0.325	0.425
Next $3 billion	0.100	0.300	0.400
Next $5 billion	0.100	0.275	0.375
Over $10 billion	0.100	0.250	0.350

          LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee that it receives from the Fund.

          During the year ended August 31, 2007, the Fund had a voluntary expense limitation in place of 0.70% of the Fund’s average daily net assets.

          During the year ended August 31, 2007, LMPFA waived a portion of its fee in the amount of $422,548 and reimbursed the Fund for expenses amounting to $36,251. In addition, during the year ended August 31, 2007, the Fund was reimbursed for litigation fees in the amount of $328,450, as described in Note 6.

          Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly owned broker-dealer subsidiary of Legg Mason.

          The Fund has adopted a Rule 12b-1 distribution plan under the 1940 Act, and under that plan, the Fund pays a monthly fee at the annual rate not to exceed 0.25% of Class N shares average daily net assets. For the year ended August 31, 2007, the distribution fees paid amounted to $3,560,517.

          On July 10, 2006, a retirement plan applicable to the Fund was amended by the Board then overseeing the Fund (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. All of the Trustees comprising the Previous Board (and who had not elected to retire as of April 2007) elected to receive benefits under the amended plan. Each fund

12	CitiSM Cash Reserves 2007 Annual Report

Notes to Financial Statements (continued)

overseen by the Previous Board (including the Fund) paid its pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Fund’s allocable share of benefits under this amendment was $5,538. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.

          Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

          Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

4.	Income Tax Information and Distributions to Shareholders

Subsequent to the fiscal year end, the Fund made the following distributions:

Record Date
Payable Date	Class N

Daily
9/30/2007	$0.003464

          The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2007	2006

Distributions Paid From:
Ordinary Income	$66,467,942	$58,636,655

          As of August 31, 2007, there were no significant differences between the book and tax components of net assets.

          As of August 31, 2007, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount

8/31/2014	$(7,003)
8/31/2015	(298,777)

$(305,780)

          These amounts will be available to offset any future taxable capital gains.

CitiSM Cash Reserves 2007 Annual Report	13

Notes to Financial Statements (continued)

5.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

          On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

14	CitiSM Cash Reserves 2007 Annual Report

Notes to Financial Statements (continued)

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Fund under their respective contracts.

          On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have the ability to appeal this order.

6.	Other Matters

As previously disclosed, on September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

* * *

          On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

          The Subject Trust is also named in the complaint as a nominal defendant.

          The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees

CitiSM Cash Reserves 2007 Annual Report	15

Notes to Financial Statements (continued)

breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

          In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed a notice of appeal.

* * *

          On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Funds’ investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Funds. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.

7.	Special Shareholder Meeting and Reorganization

Shareholders of the Fund approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Fund were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals

16	CitiSM Cash Reserves 2007 Annual Report

Notes to Financial Statements (continued)

presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable.

8.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

          On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

CitiSM Cash Reserves 2007 Annual Report	17

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Legg Mason Partners Money Market Trust:

We have audited the accompanying statement of assets and liabilities of CitiSM Cash Reserves, a series of Legg Mason Partners Money Market Trust (formerly a series of CitiFunds Trust III) as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended August 31, 2004 were audited by other independent registered public accountants whose report thereon, dated October 24, 2004, expressed an unqualified opinion on those financial highlights.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitiSM Cash Reserves as of August 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 25, 2007

18	CitiSM Cash Reserves 2007 Annual Report

Additional Information (unaudited)

Information about Trustees and Officers

The business and affairs of CitiSM Cash Reserves (the “Fund”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at 1-800-451-2010.

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Non-Interested Trustees:
Elliott J. Berv c/o R. Jay Gerken, CFA Legg Mason & Co., LLC (“Legg Mason”) 620 Eighth Avenue 49th Floor New York, NY 10018 Birth Year: 1943	Trustee	Since 1989	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Formerly, Chief Executive Officer, Rocket City Enterprises (media) (from 2000 to 2005); Formerly, Chief Executive Officer, Landmark City (real estate development) (from 2001 to 2004); Formerly, Executive Vice President, DigiGym Systems (personal fitness systems) (from 2001 to 2004); Formerly, Chief Executive Officer, Motorcity USA (Motorsport Racing) (from 2004 to 2005)	64

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

A. Benton Cocanougher c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018 Birth Year: 1938	Trustee	Since 1991	Dean Emeritus and Professor, Texas A&M University (since 2004); Formerly, Interim Chancellor, Texas A&M University System (from 2003 to 2004); Formerly, Special Advisor to the President, Texas A&M University (from 2002 to 2003)	64	None

Jane F. Dasher c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018 Birth Year: 1949	Trustee	Since 1999	Chief Financial Officer, Korsant Partners, LLC (a family investment company)	64	None

CitiSM Cash Reserves	19

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Mark T. Finn c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018 Birth Year: 1943	Trustee	Since 1989	Adjunct Professor, College of William & Mary (since 2002); Principal/Member Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)	64	None

Rainer Greeven c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018 Birth Year: 1936	Trustee	Since 1994	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)	64	None

Stephen R. Gross c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018 Birth Year: 1947	Trustee	Since 1986	Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); Formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (from 1998 to 2003); Formerly, Partner, Capital investment Advisory Partners (leverage buyout consulting) (from 2000 to 2002); Formerly, Secretary, Carint N.A. (manufacturing) (from 1998 to 2002)	64

Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director, United Telesis, Inc. (telecommunications) (from 1997 to 2002); Formerly, Director ebank Financial Services, Inc. (from 1999 to 2004)

Richard E. Hanson, Jr. c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018 Birth Year: 1941	Trustee	Since 1985	Retired; Formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (from 1996 to 2000)	64	None

Diana R. Harrington c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018 Birth Year: 1940	Trustee	Since 1992	Professor, Badson College (since 1992)	64	None

20	CitiSM Cash Reserves

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Susan M. Heilbron c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018 Birth Year: 1945	Trustee	Since 1994	Independent Consultant (since 2001)	64	None

Susan B. Kerley c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018 Birth Year: 1951	Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)	64	Chairperson and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the fund complex) (since 1991)

Alan G. Merten c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018 Birth Year: 1941	Trustee	Since 1990	President, George Mason University (since 1996)	64

Director of Cardinal Financial Corporation (since November 2006); Trustee, First Potomac Realty Trust (since 2005); Formerly, Director, Xybernaut Corporation (information technology) (from 2004 to 2006); Formerly Director, Digital Net Holdings, Inc. (from 2003 to 2004); Formerly, Director, Comshare, Inc. (information technology) (from 1985 to 2003)

R. Richardson Pettit c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018 Birth Year: 1942	Trustee	Since 1990	Formerly, Duncan Professor of Finance, University of Houston (from 1977 to 2006)	64	None

CitiSM Cash Reserves	21

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Interested Trustee:
R. Jay Gerken, CFA*** Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Legg Mason; Chairman of the Board and Trustee/Director of 150 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; Chairman, President and Chief Executive Officer of LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; Formerly, Chairman President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (2002 to 2005)	133	Trustee, Consulting Group Capital Markets Funds (2002-2006).

Officers:
Frances M. Guggino Legg Mason 125 Broad Street, 10th Floor New York, NY 10004 Birth Year: 1957	Chief Financial Officer and Treasurer	Since 2004

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Legg Mason (from 1999 to 2004)

				N/A	N/A

Ted P. Becker Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018 Birth Year: 1951	Chief Compliance Officer	Since 2006

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Managing Director of Compliance at Legg Mason or its predecessor (from 2002 to 2005); Prior to 2002, Managing Director— Internal Audit & Risk Review at Citigroup, Inc.

				N/A	N/A

22	CitiSM Cash Reserves

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

John Chiota Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1968	Chief Anti- Money Laundering Compliance Officer	Since 2006

Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

				N/A	N/A

Thomas C. Mandia Legg Mason 300 First Stamford Place Stamford, CT 06902 Birth Year: 1962	Assistant Secretary	Since 2000

Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005); Director and Deputy General Counsel for CAM (since 1992); Assistant Secretary of certain mutual funds associated with Legg Mason

David Castano Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1971	Controller	Since 2007

Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at Citigroup Asset Management (prior to 2003)

				N/A	N/A

Matthew Plastina Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1970	Controller	Since 2007

Assistant Vice President of Legg Mason or its predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason (from 2002 to 2007)

				N/A	N/A

Robert I. Frenkel Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)

				N/A	N/A

*	Each Trustee and officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the Trustee became a Board Member for a Fund in the Legg Mason Partners Fund complex.

***	Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act because Mr. Gerken is an officer of LMPFA and of certain of its affiliates.

CitiSM Cash Reserves	23

Important Tax Information (unaudited)

The following information is applicable to non-U.S. resident shareholders:

75% of the ordinary income distributions paid monthly by the Fund represent Qualified Net Interest Income and Qualified Short-Term Gain eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

          Please retain this information for your records.

24	CitiSM Cash Reserves

Schedule of Investments (August 31, 2007)
LIQUID RESERVES PORTFOLIO

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.5%
Asset-Backed Securities — 2.0%
$500,000,000	Aardvark, Series 2007-1A, Class A1, 5.358% due 1/7/08 (a)(b)	$500,000,000
500,000,000	Brigantine High Grade Funding Ltd., Series 2006-1A, Class A1A,
	5.568% due 12/20/07 (a)(b)	500,000,000

	Total Asset-Backed Securities	1,000,000,000

Bank Notes — 1.3%
440,000,000	Bank of America NA, Series BKNT, 5.360% due 8/11/08 (b)	440,000,000
200,000,000	Bank of America NA, Charlotte, NC, 5.500% due 11/13/07	200,000,000

	Total Bank Notes	640,000,000

Certificates of Deposit — 2.7%
240,000,000	HSBC Bank USA, 5.380% due 2/28/08	240,005,835
	State Street Bank & Trust Co.:
280,000,000	5.520% due 9/14/07	280,000,000
100,000,000	5.500% due 9/18/07	100,000,000
260,000,000	5.600% due 11/30/07	260,000,000
	Wachovia Bank NA:
178,000,000	5.350% due 2/25/08	178,000,000
300,000,000	5.400% due 3/28/08	300,000,000

	Total Certificates of Deposit	1,358,005,835

Certificates of Deposit (Euro) — 0.2%
100,000,000	Barclays Bank PLC, NY, 5.393% due 2/4/08	100,082,685

Certificates of Deposit (Yankee) — 20.5%
200,000,000	Bank of Montreal, 5.510% due 10/15/07	200,000,000
400,000,000	Bank of Nova Scotia, 5.340% due 9/10/07	400,000,000
	Bank of Tokyo:
125,000,000	5.540% due 9/14/07	125,000,000
200,000,000	5.285% due 2/11/08	200,000,000
200,000,000	5.240% due 5/2/08	200,000,000
200,000,000	5.230% due 5/9/08	200,000,000
250,000,000	5.240% due 5/27/08	250,000,000
	Barclays Bank PLC NY:
250,000,000	5.325% due 10/17/07	250,000,000
250,000,000	5.330% due 11/5/07	250,000,000
500,000,000	5.330% due 11/8/07	500,000,000
239,300,000	5.490% due 11/14/07	239,300,000
390,000,000	5.370% due 1/29/08	390,000,000
77,500,000	5.390% due 2/4/08	77,500,000
100,000,000	Bayerische Landesbank, 5.490% due 9/20/07	100,000,000
	BNP Paribas NY Branch:
200,000,000	5.285% due 2/8/08	200,000,000
125,000,000	5.200% due 5/13/08	125,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2007 Annual Report	25

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

Certificates of Deposit (Yankee) — 20.5% (continued)
	BNP Paribas NY Branch:
$209,000,000	5.260% due 5/14/08	$209,000,000
250,000,000	5.390% due 6/23/08	250,000,000
313,200,000	5.380% due 7/11/08	313,200,000
200,000,000	5.385% due 7/16/08	200,000,000
	Calyon NY:
97,537,000	5.368% due 10/26/07	97,544,738
102,000,000	5.260% due 3/3/08	101,964,207
	Canadian Imperial Bank:
200,000,000	5.440% due 10/15/07	200,000,000
600,000,000	5.450% due 11/14/07	600,000,000
	Credit Suisse New York:
240,000,000	5.365% due 1/22/08	240,000,000
100,000,000	5.390% due 1/30/08	100,000,000
175,000,000	5.350% due 2/11/08	175,000,000
300,000,000	5.293% due 2/20/08	299,996,466
140,000,000	5.345% due 2/27/08	140,000,000
242,500,000	5.250% due 3/3/08	242,500,000
150,000,000	5.400% due 6/5/08	150,000,000
150,000,000	Depfa Bank PLC, 5.320% due 10/19/07	150,000,000
350,000,000	Deutsche Bank AG NY, 5.350% due 11/8/07	350,000,000
	Dresdner Bank AG NY:
200,000,000	5.300% due 9/4/07	200,000,000
450,000,000	5.310% due 9/10/07	450,000,000
150,000,000	5.530% due 9/13/07	150,000,000
	Fortis Bank NY:
250,000,000	5.300% due 9/4/07	250,000,000
131,500,000	5.330% due 11/2/07	131,500,000
500,000,000	Royal Bank of Scotland NY, 5.330% due 11/13/07	500,000,000
200,000,000	Svenska Handelsbanken NY, 5.520% due 9/17/07	200,000,885
	UBS AG Stamford CT:
180,000,000	5.305% due 9/28/07	180,000,668
449,750,000	5.350% due 11/8/07	449,750,000
	Unicredito Italiano SpA:
250,000,000	5.370% due 2/19/08	250,000,000
130,000,000	NY, 5.395% due 10/29/07	130,015,556

	Total Certificates of Deposit (Yankee)	10,417,272,520

Commercial Paper — 38.4%
250,000,000	ABN Amro Mortgage Corp., 5.480% due 9/20/07	250,000,000
	Albis Capital Corp.:
150,000,000	5.370% due 9/7/07 (a)(c)	149,867,500
100,000,000	5.370% due 9/14/07 (a)(c)	99,808,611
100,000,000	5.377% due 10/4/07 (a)(c)	99,513,250
	Anglesea Funding:
75,000,000	5.340% due 9/11/07 (a)(c)	74,891,208
111,000,000	5.323% due 9/13/07 (a)(c)	110,807,230

See Notes to Financial Statements.

26	Liquid Reserves Portfolio 2007 Annual Report

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

Commercial Paper — 38.4% (continued)
$94,978,000	5.326% due 9/17/07 (a)(c)	$94,758,073
203,000,000	5.364% due 10/5/07 (a)(c)	201,985,789
100,000,000	5.309% due 10/18/07 (a)(c)	99,325,028
100,000,000	5.340% due 11/9/07 (a)(c)	99,015,408
	Bank of America Corp.:
323,000,000	5.270% due 10/2/07 (c)	321,573,148
250,000,000	5.320% due 12/27/07 (c)	245,773,375
428,500,000	5.180% due 5/1/08 (c)	414,075,727
	Catapult PMX Funding:
153,446,000	5.351% due 10/11/07 (a)(c)	152,545,783
100,000,000	5.538% due 11/30/07 (a)	99,997,654
	Chesham Finance LLC:
150,000,000	5.347% due 9/5/07 (a)(c)	149,911,333
192,500,000	5.352% due 10/5/07 (a)(c)	191,540,067
200,000,000	5.374% due 1/2/08 (a)(c)	196,426,167
300,000,000	5.310% due 1/8/08 (a)(b)	299,958,204
292,500,000	5.312%-5.318% due 1/18/08 (a)(c)	286,730,762
187,000,000	5.302% due 2/4/08 (a)(c)	182,871,351
72,000,000	Cheyne Finance LLC, 5.380% due 1/7/08 (c)(d)(f)	70,658,560
130,500,000	Danske Corp., 5.251% due 1/18/08 (a)(c)	127,955,432
250,000,000	Dexia Credit Local NY, 5.370% due 10/26/07	250,020,739
233,500,000	Dexia Delaware LLC, 5.526% due 9/14/07 (c)	233,036,243
	Ebbets PLC:
125,000,000	5.291% due 9/4/07 (a)(c)	124,946,354
200,000,000	5.292% due 9/5/07 (a)(c)	199,885,556
250,000,000	5.292% due 9/6/07 (a)(c)	249,821,181
225,000,000	5.334% due 9/14/07 (a)(c)	224,583,188
100,000,000	Ebury Finance LLC, 5.313% due 2/4/08 (c)	97,787,834
	Ebury Finance Ltd.:
149,250,000	5.343% due 9/24/07 (a)(c)	148,746,530
150,000,000	5.347% due 9/28/07 (a)(c)	149,406,000
300,000,000	5.351% due 10/2/07 (a)(c)	298,636,000
200,000,000	5.352% due 10/3/07 (a)(c)	199,061,334
105,000,000	5.360% due 10/9/07 (a)(c)	104,413,691
300,000,000	5.352% due 10/12/07 (a)(c)	298,203,973
167,000,000	5.390% due 11/15/07 (a)(c)	165,198,488
	Fenway Funding LLC:
140,000,000	5.372% due 9/7/07 (a)(c)	139,875,867
230,493,000	5.375% due 9/7/07 (a)(c)	230,290,550
700,000,000	5.382% due 10/12/07 (a)(c)	695,766,750
185,000,000	5.410% due 10/26/07 (a)(c)	183,530,278
100,000,000	5.409% due 11/9/07 (a)(c)	99,003,333
100,000,000	5.370% due 11/16/07 (a)(c)	98,910,054
92,500,000	5.246% due 11/23/07 (a)(c)	91,423,017
	Foxboro Funding Ltd.:
363,505,000	5.361% due 9/20/07 (a)(c)	362,486,277
676,000,000	5.382% due 10/12/07 (a)(c)	671,911,890

See Notes to Financial Statements.

Liquid Reserves Portfolio 2007 Annual Report	27

Schedule of Investments (August 31, 2007) (continued)
Face Amount	Security	Value

Commercial Paper — 38.4% (continued)
	General Electric Capital Corp:
$300,000,000	5.333% due 11/9/07 (c)	$297,050,250
500,000,000	5.227%-5.231% due 4/25/08 (c)	483,436,333
500,000,000	5.195% due 5/2/08 (c)	483,055,556
1,140,000,000	Goldman Sachs Group Inc., 5.180% due 9/27/07 (b)	1,140,000,000
200,000,000	Grampian Funding LLC, 5.270% due 9/24/07 (a)(c)	199,343,861
	Halkin Finance LLC:
97,058,000	5.398% due 9/19/07 (a)(c)	96,799,340
250,000,000	5.362% due 9/20/07 (a)(c)	249,302,014
100,000,000	5.352% due 10/12/07 (a)(c)	99,398,667
	HBOS Treasury Services NY:
200,000,000	5.290% due 1/14/08	199,992,793
100,000,000	5.300% due 1/16/08	100,000,000
158,500,000	5.320% due 1/18/08	158,540,737
100,000,000	5.400% due 7/10/08	100,147,908
	HBOS Treasury Services PLC:
349,750,000	5.346%-5.347% due 11/14/07 (c)	345,961,236
150,000,000	5.347% due 11/15/07 (c)	148,353,125
	HSBC Bank USA:
150,000,000	5.451% due 10/16/07 (c)	148,987,500
100,000,000	5.333% due 11/8/07 (c)	99,006,445
200,000,000	ING U.S. Funding LLC, 5.441% due 10/16/07 (c)	198,652,500
150,000,000	KBC Financial Products International Ltd., 5.342% due 1/10/08 (a)(c)	147,161,666
215,266,420	KKR Atlantic Funding Trust, 5.310%-5.755% due 10/15/07(a)(b)(d)(e)(g)	215,266,420
100,000,000	Master Funding LLC, 5.341% due 9/20/07 (a)(c)	99,720,806
	Mica Funding LLC:
153,274,000	5.362% due 9/14/07 (a)(c)	152,980,651
150,000,000	5.364% due 10/5/07 (a)(c)	149,250,583
50,000,000	Morgan Stanley, 5.080% due 2/15/08 (b)	50,000,000
	Morgan Stanley Dean Witter Co.:
500,000,000	5.080% due 10/22/07 (b)	500,000,000
250,000,000	5.080% due 10/29/07 (b)	250,000,000
	Morrigan TRR Funding LLC:
220,000,000	5.389% due 11/5/07 (a)(c)	217,942,389
383,300,000	5.390% due 11/9/07 (a)(c)	379,493,001
290,000,000	5.373% due 11/13/07 (a)(c)	286,962,693
200,000,000	5.300% due 1/25/08 (a)(c)	195,863,333
400,000,000	Ormond Quay Funding LLC, 5.290% due 10/5/07 (a)	399,988,850
	Ottimo Funding Ltd.:
197,293,593	5.600% due 9/20/07(a)(d)(e)	197,293,593
187,538,981	5.382% due 10/2/07 (a)(c)(d)(e)	186,681,442
100,000,000	Prudential PLC, 5.555% due 10/19/07 (a)(c)	99,266,666
	Societe Generale N.A.:
131,100,000	5.530% due 9/19/07 (c)	130,739,475
120,500,000	5.248% due 1/14/08 (c)	118,218,031
164,000,000	5.287% due 1/29/08 (c)	160,525,250
363,000,000	5.300% due 1/30/08	363,000,000

See Notes to Financial Statements.

28	Liquid Reserves Portfolio 2007 Annual Report

Schedule of Investments (August 31, 2007) (continued)
Face Amount	Security	Value

Commercial Paper — 38.4% (continued)
$100,000,000	5.285% due 2/1/08	$100,000,000
313,000,000	5.200% due 7/25/08	313,000,000
150,000,000	Swedish Export, 5.506% due 9/14/07 (c)	149,703,167
	Toyota Motor Credit Co.:
100,000,000	5.184% due 5/2/08 (c)	96,617,889
200,000,000	5.193% due 5/9/08 (c)	193,027,778
100,000,000	5.173% due 5/27/08 (c)	96,278,833
	UBS Finance Delaware LLC:
156,750,000	5.240% due 2/4/08 (c)	153,282,429
200,000,000	5.263% due 2/21/08 (c)	195,074,306

	Total Commercial Paper	19,482,302,303

Corporate Bonds and Notes — 4.3%
125,000,000	Carrera Capital Finance LLC, 5.340% due 1/29/08 (a)(b)	125,000,000
365,000,000	Merrill Lynch & Co. Inc., 5.390% due 2/11/08 (b)	365,000,000
	Pyxis Master Trust:
200,000,000	5.558% due 12/20/07 (a)(b)	200,000,000
200,000,000	5.548% due 11/20/09 (a)(b)	200,000,000
200,000,000	5.330% due 9/06/07 (a)(b)	200,000,000
500,000,000	Restructured Asset Certificates with Enhanced Returns (RACERS) Trust, Series 2004-6-MM, 5.551% due 3/24/08 (a)(b)	500,000,000
333,000,000	Steers CLN, Series 2007-1, 5.390% due 6/29/08 (a)(b)	333,000,000
246,058,021	Steers Delaware Business Trust, Senior Secured Notes,
	Series 2006-2, 5.525% due 9/27/07 (a)(b)	246,058,021

	Total Corporate Bonds and Notes	2,169,058,021

Medium-Term Notes — 14.5%
	Axon Financial Funding LLC:
100,000,000	5.495% due 2/25/08 (a)(b)(d)	100,000,000
225,000,000	5.495% due 3/25/08 (a)(b)(d)	225,000,000
200,000,000	5.533% due 5/15/08 (a)(b)(d)	199,993,102
325,000,000	5.350% due 6/25/08 (a)(b)(d)	324,973,538
100,000,000	5.420% due 7/3/08 (a)(b)(d)	100,000,000
100,000,000	5.420% due 7/15/08 (a)(d)	100,000,000
97,000,000	5.425% due 7/15/08 (a)(d)	96,991,849
350,000,000	Bear Stearns Cos. Inc., 5.330% due 1/9/08 (b)	350,000,000
	Cheyne Finance LLC:
100,000,000	5.325% due 9/20/07 (a)(b)	99,999,219
100,000,000	5.323% due 9/25/07 (a)(b)	99,998,862
200,000,000	5.351%-5.352% due 10/17/07 (a)(c)(d)(f)	198,650,667
100,000,000	5.324% due 10/25/07 (a)(b)(d)(f)	99,997,633
150,000,000	5.315% due 11/26/07 (a)(b)(d)(f)	149,992,912
200,000,000	Cullinan Finance Corp., 5.320% due 1/11/08 (a)(b)	199,974,709
	Cullinan Finance Ltd.:
175,000,000	5.390% due 2/4/08 (a)	174,996,281
450,000,000	5.320% due 11/15/07 (a)(b)	449,990,753
100,000,000	5.320% due 11/26/07 (a)(b)	99,996,527

See Notes to Financial Statements.

Liquid Reserves Portfolio 2007 Annual Report	29

Schedule of Investments (August 31, 2007) (continued)
Face Amount	Security	Value

Medium-Term Notes — 14.5% (continued)
	K2 USA LLC:
$225,000,000	5.325% due 9/17/07 (a)(b)	$224,998,521
300,000,000	5.325% due 9/20/07 (a)(b)	299,998,438
200,000,000	5.320% due 11/20/07 (a)(b)	199,991,489
1,353,000,000	Morgan Stanley Master Note, 5.675% due 9/4/07	1,353,000,000
	Nightingale Finance LLC:
75,000,000	5.520% due 5/16/08 (a)(b)	74,994,921
100,000,000	5.345% due 6/18/08 (a)(b)	99,987,942
100,000,000	5.310% due 6/25/08 (a)(b)	99,991,836
200,000,000	Premier Asset Collateralized Entity LLC, Medium-Term Notes, 5.591% due 1/15/08 (a)(b)	199,992,527
	Sigma Finance Inc.:
150,000,000	5.271% due 10/3/07 (a)(c)	149,316,000
700,000,000	5.320% due 11/16/07 (a)(b)	699,985,464
28,750,000	5.311% due 1/9/08 (a)(c)	28,219,483
100,000,000	Stanfield Victoria Finance, 5.320% due 6/25/08 (a)(b)	99,983,536
	Stanfield Victoria Funding LLC:
100,000,000	5.320% due 11/1/07 (a)(b)	99,996,658
110,000,000	5.380% due 6/12/08 (a)(b)	110,025,626
150,000,000	5.320% due 6/30/08 (a)(b)	149,975,232
	White Pine Finance LLC:
100,000,000	5.320% due 10/25/07 (a)(b)	99,997,041
75,000,000	5.065% due 3/19/08 (a)(b)	74,992,188
200,000,000	Medium-Term Notes, 5.320% due 11/13/07 (b)	199,992,065

	Total Medium-Term Notes	7,335,995,019

Promissory Notes — 0.8%
	Goldman Sachs Group Inc.:
26,012,000	5.430% due 9/20/07	26,012,000
100,000,000	5.223% due 11/21/07 (c)	98,868,250
300,000,000	5.110% due 6/25/08 (b)	300,000,000

	Total Promissory Notes	424,880,250

Time Deposits — 13.0%
950,000,000	Abbey National Treasury Grand Cayman Services, 5.313% due 9/4/07	950,000,000
300,000,000	ABN AMRO Bank Grand Cayman, 5.000% due 9/4/07	300,000,000
500,000,000	Bank of Tokyo, 5.300%, due 9/4/07	500,000,000
750,000,000	BNP Paribas Grand Cayman, 5.300% due 9/4/07	750,000,000
	Calyon Grand Cayman:
300,000,000	5.250% due 9/4/07	300,000,000
499,169,000	5.300% due 9/4/07	499,169,000
1,000,000,000	Dresdner Bank Grand Cayman, 5.310% due 9/4/07	1,000,000,000
500,000,000	Landesbank Wuerttemberg Cayman, 5.313% due 9/4/07	500,000,000
300,000,000	Norddeutsche Landesbank, 5.313% due 9/4/07	300,000,000
498,433,000	Rabobank International Grand Cayman, 5.313% due 9/4/07	498,433,000
	Societe Generale Cayman:
568,471,000	4.500% due 9/4/07	568,471,000
400,000,000	5.000% due 9/4/07	400,000,000

	Total Time Deposits	6,566,073,000

See Notes to Financial Statements.

30	Liquid Reserves Portfolio 2007 Annual Report

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

U.S. Government Agencies — 1.8%
$86,000,000	Federal Farm Credit Bank (FFCB), Discount Notes,
	5.212% due 1/16/08 (c)	$84,379,975
200,000,000	Federal Home Loan Bank (FHLB), Discount Notes,
	5.002% due 11/30/07 (c)	197,530,000
	Federal Home Loan Mortgage Corp. (FHLMC) Discount Notes:
100,000,000	5.214% due 2/4/08 (c)	97,850,666
218,451,000	5.055%-5.077% due 3/3/08 (c)	213,065,840
221,310,000	5.096%-5.132% due 12/11/07 (c)	218,288,437
112,487,000	5.248%-5.249% due 1/7/08 (c)	110,491,231

	Total U.S. Government Agencies	921,606,149

	TOTAL INVESTMENTS — 99.5% (Cost — $50,415,275,782#)	50,415,275,782
	Other Assets in Excess of Liabilities — 0.5%	229,699,486

	TOTAL NET ASSETS — 100.0%	$50,644,975,268

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2007.

(c)	Rate shown represents yield-to-maturity.

(d)	Illiquid security.

(e)

Security is currently in a technical default. However, the Portfolio received partial principal payments. The Portfolio has determined that it is currently in its best interests to continue to hold these securities.

(f)	Subsequent to the reporting period, on October 17, 2007 an insolvency event was declared. The Portfolio has determined that it is currently in its best interests to continue to hold these securities.

(g)

Subsequent to the reporting period, the Portfolio received partial principal payments and the remaining principal was restructured with a final maturity date of March 13, 2008. The Portfolio has determined that it is currently in its best interests to continue to hold these securities.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2007 Annual Report	31

Liquid Reserves Portfolio

Statement of Assets and Liabilities (August 31, 2007)

ASSETS:
Investments, at amortized cost	$50,415,275,782
Cash	31,678,495
Interest receivable	201,414,592
Principal paydown receivable	1,120,858

Total Assets	50,649,489,727

LIABILITIES:
Investment management fee payable	4,231,126
Trustees’ fees payable	140,200
Accrued expenses	143,133

Total Liabilities	4,514,459

Total Net Assets	$50,644,975,268

REPRESENTED BY:
Paid-in capital	$50,644,975,268

See Notes to Financial Statements.

32	Liquid Reserves Portfolio 2007 Annual Report

Liquid Reserves Portfolio

Statement of Operations (For the year ended August 31, 2007)

INVESTMENT INCOME:
Interest (Note 1)	$2,660,733,244

EXPENSES:
Investment management fee (Note 2)	49,704,757
Trustees’ fees (Notes 2 and 6)	1,646,684
Legal fees	437,108
Custody fees	313,994
Audit and tax	29,033
Miscellaneous expenses	28,374

Total Expenses	52,159,950
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(6,768,759)
Fees paid indirectly (Note 1)	(10,961)

Net Expenses	45,380,230

Net Investment Income	2,615,353,014

Net Realized Gain on Investments	2,930,294

Increase in Net Assets From Operations	$2,618,283,308

See Notes to Financial Statements.

Liquid Reserves Portfolio 2007 Annual Report	33

Liquid Reserves Portfolio

Statements of Changes in Net Assets (For the years ended August 31,)

	2007	2006

OPERATIONS:
Net investment income	$2,615,353,014	$1,647,359,372
Net realized gain (loss)	2,930,294	(7,271,827)

Increase in Net Assets From Operations	2,618,283,308	1,640,087,545

CAPITAL TRANSACTIONS:
Net proceeds from sale of shares	122,167,268,706	108,485,763,858
Cost of shares repurchased	(106,370,917,949)	(122,684,334,964)

Increase (Decrease) in Net Assets From Capital Transactions	15,796,350,757	(14,198,571,106)

Increase (Decrease) in Net Assets	18,414,634,065	(12,558,483,561)

NET ASSETS:
Beginning of year	32,230,341,203	44,788,824,764

End of year	$50,644,975,268	$32,230,341,203

See Notes to Financial Statements.

34	Liquid Reserves Portfolio 2007 Annual Report

Liquid Reserves Portfolio

Financial Highlights
    For the years ended August 31:

	2007		2006	2005	2004	2003

Net Assets, End of Year (millions)	$50,645		$32,230	$44,789	$37,587	$39,447

Total Return(1)	5.40%		4.53%	2.54%	1.09%	1.49%

Ratios to Average Net Assets:
Gross expenses	0.10	%(2)	0.12%	0.17%	0.17%	0.17%
Net expenses(3)(4)(5)	0.09	(2)	0.09	0.10	0.10	0.10
Net investment income	5.26		4.33	2.57	1.09	1.39

(1)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(2)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would not have changed.

(3)	There was no impact to the expense ratio as a result of fees paid indirectly.

(4)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.10%.

(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2007 Annual Report	35

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2007, all investors in the Portfolio were funds advised by the manager of the fund and/or its affiliates. Prior to April 16, 2007, the Portfolio was an open-end management investment company which was organized as a trust under the laws of the State of New York.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

          (b) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

          (c) Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (d) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

          (e) Credit and Market Risk. Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure value of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these invest-

36	Liquid Reserves Portfolio 2007 Annual Report

Notes to Financial Statements (continued)

ments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

          (f) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

          LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

          During the year ended August 31, 2007, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

          During the year ended August 31, 2007, LMPFA waived a portion of its fee in the amount of $6,023,672 and reimbursed the Portfolio for expenses amounting to $745,087.

          On July 10, 2006, a retirement plan applicable to the Portfolio was amended by the Board then overseeing the Portfolio (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. All of the Trustees comprising the Previous Board (and who had not elected to retire as of April 2007) elected to receive benefits under the amended plan. Each fund overseen by the Previous Board (including the Portfolio) paid its pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Portfolio’s allocable share of benefits under this amendment was $85,534. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.

          Certain officers and one Trustee of the Portfolio are employees of Legg Mason or its affiliates and do not receive compensation from the Portfolio.

3.	Federal Income Tax Basis of Investment Securities

The tax cost on investment securities owned at August 31, 2007, for federal income tax purposes, amounted to $50,415,275,782.

Liquid Reserves Portfolio 2007 Annual Report	37

Notes to Financial Statements (continued)

4.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

          On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

38	Liquid Reserves Portfolio 2007 Annual Report

Notes to Financial Statements (continued)

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Portfolio or the ability of the Portfolio’s investment manager and its affiliates to continue to render services to the Portfolio under their respective contracts.

          On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have the ability to appeal this order.

5.	Other Matters

As previously disclosed, on September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other Funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Portfolio or its current investment adviser.

* * *

          On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

          The Subject Trust is also named in the complaint as a nominal defendant.

          The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the

Liquid Reserves Portfolio 2007 Annual Report	39

Notes to Financial Statements (continued)

derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

          In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed a notice of appeal.

* * *

          On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Funds. The Portfolio’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Portfolio. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Portfolio under its contract.

6.	Special Investor Meeting and Reorganization

Investors of the Portfolio approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives.

40	Liquid Reserves Portfolio 2007 Annual Report

Notes to Financial Statements (continued)

The portions of the costs borne by the Portfolio were recognized in the period during which the expense was incurred. Such expenses relate to obtaining investor votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Portfolio and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable.

7.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Portfolio was September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Portfolio has determined that adopting FIN 48 will not have a material impact on the Portfolio’s financial statements.

* * *

          On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Liquid Reserves Portfolio 2007 Annual Report	41

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Investors
Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Liquid Reserves Portfolio, a series of Master Portfolio Trust as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended August 31, 2004 were audited by other independent registered public accountants whose report thereon, dated October 24, 2004, expressed an unqualified opinion on those financial highlights.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Reserves Portfolio as of August 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 25, 2007

42	Liquid Reserves Portfolio 2007 Annual Report

Additional Information (unaudited)

Information about the Trustees and Officers of the Portfolio can be found on pages 19 through 23 of this report.

Liquid Reserves Portfolio	43

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Citi SM Cash Reserves

TRUSTEES
Elliot J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
   Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

INVESTMENT MANAGER
(OF LIQUID RESERVES
PORTFOLIO)
Legg Mason Partners Fund
Advisor, LLC

SUBADVISER
Western Asset Management
Company

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust
Company

TRANSFER AGENTS
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, NY 10154

This report is submitted for the general information of the shareholders of CitiSM Cash Reserves.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

©2007 Legg Mason Investor
Services, LLC

Member FINRA, SIPC

FDXX010347 10/07 SR07-421

CitiSM Cash Reserves

The Fund is a separate investment series of Legg Mason Partners
Money Market Trust, a Maryland business trust.

CitiSM Cash Reserves
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ending June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	Principal Accountant Fees and Services

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2006 and August 31, 2007 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $117,000 in 2006 and $122,500 in 2007.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $912 in 2006 and $27,000 in 2007. These services consisted of procedures performed in connections with the Resignation of PwC as the Registrant’s principal accountant were rendered in 2006 and the services consisting of procedures performed in connection with the Re-domiciliation of the various reviews of the Prospectus, Supplements, and Consent Issuances related to the N-1A filings for the LMP Funds were rendered in 2007.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Money Market Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $1,763 in 2006 and $25,800 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Money Market Trust (formerly known as CitiFunds Trust III).

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2006 and 2007; Tax Fees were 100% and 0% for 2006 and 2007; and Other Fees were 100% and 0% for 2006 and 2007.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Money Market Trust and LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Money Market Trust during the reporting period were $0 in 2007.

(h) Yes. Legg Mason Partners Money Market Trust ’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant's independence. All services provided by the Auditor to the Legg Mason Partners Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) The entire board of directors is acting as the registrant’s audit committee as specified in Section
3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer N. K. Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

b) Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s
disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
under the 1940 Act and 15d-15(b) under the Securities Exchange
Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under
the 1940 Act) that occurred during the registrant’s last
fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: November 7, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: November 7, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date: November 7, 2007